Commitments and Contingencies (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016 USD ($) Guarantee_contracts	Mar. 31, 2015	Dec. 31, 2015 USD ($) Guarantee_contracts	Dec. 31, 2014
Guarantor Obligations [Line Items]
Aggregate exposure outstanding	$ 80,800		$ 80,800
Total gross claim liability recorded	$ 0		$ 0
Weighted average contractual term to maturity in years	23 years 11 months 12 days	24 years 2 months 12 days	24 years 2 months 12 days	25 years 2 months 12 days
Financial guarantee related to securities including some issued by European financials
Guarantor Obligations [Line Items]
Number of financial guarantee contracts | Guarantee_contracts	2		2